OTHER NON-OPERATING GAIN / (LOSS)- Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Arising during the year	$ 200	$ 25
ADG Arbitration Claim
Disclosure of attribution of expenses by nature to their function [line items]
Arising during the year	$ 170